Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN FUNDS
JPMorgan Global Allocation Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated June 26, 2024 to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as supplemented
CHANGES IN BENCHMARKS. Effective July 1, 2024, the Fund will remove its secondary benchmark, the Bloomberg Global Aggregate Index-Unhedged USD, and replace it with the Fund’s customized composite index. Additionally, the Fund’s customized composite index will be revised to replace the Bloomberg Global Aggregate Index-Unhedged USD component with the Bloomberg Global Aggregate ex‑China Index-Unhedged USD. There will be no change in the Fund’s investment strategies as a result of the benchmark changes.
Therefore, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the MSCI All Country World Index (net total return) and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	12.78%	6.19%	5.03%
Return After Taxes on Distributions	12.78	4.78	3.78
Return After Taxes on Distributions and Sale of Fund Shares	7.57	4.35	3.50

CLASS A SHARES
Return Before Taxes	7.42	4.96	4.29

CLASS C SHARES
Return Before Taxes	10.92	5.41	4.35

MSCI ACWI INDEX (Net Total Return)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	22.20	11.72	7.93

60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX‑CHINA INDEX–UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)	15.56	6.85	4.97
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the
MSCI All Country World Index (net total return), and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Performance shown for Class R3 Shares prior to their inception is based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	12.14%	5.55%	4.44%
Return After Taxes on Distributions	12.14	4.29	3.33
Return After Taxes on Distributions and Sale of Fund Shares	7.19	3.91	3.09

CLASS R3 SHARES
Return Before Taxes	12.35	5.80	4.70

CLASS R4 SHARES
Return Before Taxes	12.70	6.08	4.97

CLASS R5 SHARES
Return Before Taxes	12.84	6.23	5.05

CLASS R6 SHARES
Return Before Taxes	12.97	6.34	5.12

MSCI ACWI INDEX (Net Total Return)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	22.20	11.72	7.93

60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX‑CHINA INDEX–UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)	15.56	6.85	4.97

A, C, I Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN FUNDS
JPMorgan Global Allocation Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated June 26, 2024 to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as supplemented
CHANGES IN BENCHMARKS. Effective July 1, 2024, the Fund will remove its secondary benchmark, the Bloomberg Global Aggregate Index-Unhedged USD, and replace it with the Fund’s customized composite index. Additionally, the Fund’s customized composite index will be revised to replace the Bloomberg Global Aggregate Index-Unhedged USD component with the Bloomberg Global Aggregate ex‑China Index-Unhedged USD. There will be no change in the Fund’s investment strategies as a result of the benchmark changes.
Therefore, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the MSCI All Country World Index (net total return) and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	12.78%	6.19%	5.03%
Return After Taxes on Distributions	12.78	4.78	3.78
Return After Taxes on Distributions and Sale of Fund Shares	7.57	4.35	3.50

CLASS A SHARES
Return Before Taxes	7.42	4.96	4.29

CLASS C SHARES
Return Before Taxes	10.92	5.41	4.35

MSCI ACWI INDEX (Net Total Return)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	22.20	11.72	7.93

60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX‑CHINA INDEX–UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)	15.56	6.85	4.97

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the MSCI All Country World Index (net total return) and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI All Country World Index (net total return) and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
A, C, I Shares | JPMorgan Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.42%
Past 5 Years	rr_AverageAnnualReturnYear05	4.96%
Past 10 Years	rr_AverageAnnualReturnYear10	4.29%
A, C, I Shares | JPMorgan Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.92%
Past 5 Years	rr_AverageAnnualReturnYear05	5.41%
Past 10 Years	rr_AverageAnnualReturnYear10	4.35%
A, C, I Shares | JPMorgan Global Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.78%
Past 5 Years	rr_AverageAnnualReturnYear05	6.19%
Past 10 Years	rr_AverageAnnualReturnYear10	5.03%
A, C, I Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.78%
Past 5 Years	rr_AverageAnnualReturnYear05	4.78%
Past 10 Years	rr_AverageAnnualReturnYear10	3.78%
A, C, I Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.57%
Past 5 Years	rr_AverageAnnualReturnYear05	4.35%
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%
A, C, I Shares | JPMorgan Global Allocation Fund | MSCI ACWI INDEX (Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.20%
Past 5 Years	rr_AverageAnnualReturnYear05	11.72%
Past 10 Years	rr_AverageAnnualReturnYear10	7.93%
A, C, I Shares | JPMorgan Global Allocation Fund | 60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX-CHINA INDEX–UNHEDGED USD (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.56%
Past 5 Years	rr_AverageAnnualReturnYear05	6.85%
Past 10 Years	rr_AverageAnnualReturnYear10	4.97%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN FUNDS
JPMorgan Global Allocation Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated June 26, 2024 to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as supplemented
CHANGES IN BENCHMARKS. Effective July 1, 2024, the Fund will remove its secondary benchmark, the Bloomberg Global Aggregate Index-Unhedged USD, and replace it with the Fund’s customized composite index. Additionally, the Fund’s customized composite index will be revised to replace the Bloomberg Global Aggregate Index-Unhedged USD component with the Bloomberg Global Aggregate ex‑China Index-Unhedged USD. There will be no change in the Fund’s investment strategies as a result of the benchmark changes.
Therefore, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below accordingly:
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the
MSCI All Country World Index (net total return), and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Performance shown for Class R3 Shares prior to their inception is based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	12.14%	5.55%	4.44%
Return After Taxes on Distributions	12.14	4.29	3.33
Return After Taxes on Distributions and Sale of Fund Shares	7.19	3.91	3.09

CLASS R3 SHARES
Return Before Taxes	12.35	5.80	4.70

CLASS R4 SHARES
Return Before Taxes	12.70	6.08	4.97

CLASS R5 SHARES
Return Before Taxes	12.84	6.23	5.05

CLASS R6 SHARES
Return Before Taxes	12.97	6.34	5.12

MSCI ACWI INDEX (Net Total Return)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	22.20	11.72	7.93

60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX‑CHINA INDEX–UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)	15.56	6.85	4.97

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the
MSCI All Country World Index (net total return), and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD. Performance shown for Class R3 Shares prior to their inception is based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to theMSCI All Country World Index (net total return), and a customized blend of unmanaged indexes weighted as follows: 60% MSCI All Country World Index “ACWI” (net total return) and 40% Bloomberg Global Aggregate ex‑China Index-Unhedged USD.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.14%
Past 5 Years	rr_AverageAnnualReturnYear05	5.55%
Past 10 Years	rr_AverageAnnualReturnYear10	4.44%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.35%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Past 10 Years	rr_AverageAnnualReturnYear10	4.70%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.70%
Past 5 Years	rr_AverageAnnualReturnYear05	6.08%
Past 10 Years	rr_AverageAnnualReturnYear10	4.97%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.84%
Past 5 Years	rr_AverageAnnualReturnYear05	6.23%
Past 10 Years	rr_AverageAnnualReturnYear10	5.05%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.97%
Past 5 Years	rr_AverageAnnualReturnYear05	6.34%
Past 10 Years	rr_AverageAnnualReturnYear10	5.12%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.14%
Past 5 Years	rr_AverageAnnualReturnYear05	4.29%
Past 10 Years	rr_AverageAnnualReturnYear10	3.33%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.19%
Past 5 Years	rr_AverageAnnualReturnYear05	3.91%
Past 10 Years	rr_AverageAnnualReturnYear10	3.09%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | MSCI ACWI INDEX (Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.20%
Past 5 Years	rr_AverageAnnualReturnYear05	11.72%
Past 10 Years	rr_AverageAnnualReturnYear10	7.93%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | 60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX-CHINA INDEX–UNHEDGED USD (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI ACWI Index)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.56%
Past 5 Years	rr_AverageAnnualReturnYear05	6.85%
Past 10 Years	rr_AverageAnnualReturnYear10	4.97%